Shareholder Report, Holdings (Details)	May 31, 2026
C000261036 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000261036 [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000261036 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000261036 [Member] | Barrick Mining Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000261036 [Member] | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000261036 [Member] | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000261036 [Member] | Southern Copper Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000261036 [Member] | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000261036 [Member] | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000261036 [Member] | Targa Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000261036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000261036 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000261036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000261036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000261036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000261036 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000261036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000261036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000261036 [Member] | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000261036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000261036 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000261037 [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000261037 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000261037 [Member] | Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000261037 [Member] | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000261037 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000261037 [Member] | Newmont Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000261037 [Member] | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000261037 [Member] | Freeport-McMoRan, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000261037 [Member] | GE Vernova, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000261037 [Member] | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000261037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000261037 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000261037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000261037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000261037 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000261037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000261037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000261037 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000261037 [Member] | Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000261037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%